Deferred tax - Tax credit recognised in Income statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax
Deferred tax assets	$ 267,000,000	$ 268,000,000
Credits / (Charged) to the income statement	31,000,000	(1,000,000)	$ 24,000,000
Unused tax losses for which no deferred tax asset recognised	5,100,000,000	2,900,000,000	729,000,000
Deferred tax assets not recognised.	1,200,000,000	675,000,000	155,000,000
Losses Which Do Not Expire [member]
Deferred income tax
Unused tax losses for which no deferred tax asset recognised	36,000,000
Losses which will expire between 2029 and 2032 [member]
Deferred income tax
Unused tax losses for which no deferred tax asset recognised	159,000,000
Losses Which Expire Between 2038 And 2041 [member]
Deferred income tax
Unused tax losses for which no deferred tax asset recognised	4,900,000,000
Tax losses
Deferred income tax
Deferred tax assets	66,000,000	53,000,000
Credits / (Charged) to the income statement	9,000,000	16,000,000	14,000,000
Employee benefit obligations
Deferred income tax
Deferred tax assets	16,000,000	19,000,000
Credits / (Charged) to the income statement	(1,000,000)	(1,000,000)	3,000,000
Depreciation timing differences (including leases)
Deferred income tax
Deferred tax assets	120,000,000	123,000,000
Credits / (Charged) to the income statement	(7,000,000)	(21,000,000)	26,000,000
Provisions
Deferred income tax
Deferred tax assets	34,000,000	29,000,000
Credits / (Charged) to the income statement	4,000,000		(3,000,000)
Other deferred tax assets
Deferred income tax
Credits / (Charged) to the income statement	(13,000,000)		20,000,000
Intangible assets
Deferred income tax
Credits / (Charged) to the income statement	15,000,000	14,000,000	10,000,000
Accelerated depreciation and other fair value adjustments (including leases)
Deferred income tax
Credits / (Charged) to the income statement	$ 24,000,000	(8,000,000)	(49,000,000)
Other deferred tax liabilities
Deferred income tax
Credits / (Charged) to the income statement		$ (1,000,000)	$ 3,000,000